Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 128,408	¥ 128,672
Gross carrying amount		8,309	8,381
Net carrying amount		8,309	8,381
Gross carrying amount		136,717	137,053
Accumulated amortization		80,596	72,364
Net carrying amount		47,812	56,308
Net carrying amount		56,121	64,689
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	126,979	126,979
Accumulated amortization	[1]	79,362	70,904
Net carrying amount	[1]	47,617	56,075
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		1,429	1,693
Accumulated amortization		1,234	1,460
Net carrying amount		¥ 195	¥ 233

[1]	Customer relationships were acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.